Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Related party transactions
19	Related party transactions
Remuneration of key management personnel
The remuneration of the directors and executive officers (excluding non-executive
directors), who are the key management personnel of the Group, is set out below in aggregate for each of the categories specified in IAS 24, ‘Related Party Disclosures’. These expenses are included in the ‘General and administrative expenses’ line item within the Consolidated Statement of Profit or Loss and Other Comprehensive Income.

	2021 € ‘000s	2020 € ‘000s
Short term employee benefits	5,848	5,301
Post-employment pension and medical benefits	35	75

	5,884	5,376

Key management personnel services were also provided by Whitfield Management Limited and Digital Outsource Services Proprietary Limited. Amounts paid to Whitfield Management Limited for these services for the year ended December 31, 2021 amounted to € 1.6 million
 (2020: € 0.3 million). Of the total fees paid to Digital Outsource Services Proprietary Limited for the year ended December 31, 2021 amounting to € 66 million (2020: € 58.1 million) fees for the key management personnel services amounted to € 1.3 million (2020: € 1.3 million). Key management personnel services provided by Digital Outsource Services Proprietary Limited are in relation to Fengari and Lanester.
As of December 31, 2021, the Group has made a cash advancement to Super Group (SGHC) Limited of €0.7 million.

Parent [member]
Disclosure of transactions between related parties [line items]
Related party transactions
10	Related party transactions
As of December 31, 202 1 , a related party, SGHC Limited, extended loans to the Company with a year-end balance of € 665,745. Details of these loans are included in Note 9.